Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2019
Finance Expense Net [Abstract]
Schedule of Finance Expense, Net
	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
Interest expense	(216,576)	(978,477)	(2,605,167)
Interest income	71,765	52,934	91,320
Total	(144,811)	(925,543)	(2,513,847)